Accrued Expenses and Other Current Liabilities - Schedule of Outstanding Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Outstanding Accrued Expenses and Other Current Liabilities [Abstract]
Accrued employee payroll and welfare benefits		¥ 57,142		¥ 75,686
Other accrued expense		45,935		72,846
Other tax payable		22,256		21,201
Payable to employees related to share option exercise proceeds		13,780
Refund liability	[1]	10,213		19,282
Others		2,480		1,493
Total accrued expenses and other current liabilities		¥ 151,806	$ 21,191	¥ 190,508

[1]	Refund liability represents the estimated amounts of consideration collected by the Group which it expects to refund to its customers according to refund policy as described in Note 2(w).